UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               05/12/2008
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        102

Form 13F Information Table Value Total:     506,666
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      205     3725 SH       Sole                     3725
AGCO                           COM              001084102     4788    79960 SH       Sole                     5320             74640
AIR METHODS CORP               COM              009128307     2930    60585 SH       Sole                    36110             24475
AIR PRODUCTS & CHEMICAL INC    COM              009158106     2508    27260 SH       Sole                    15510             11750
AIRGAS INC                     COM              009363102     5209   114555 SH       Sole                    68180             46375
ALBERTO CULVER CO              COM              013078100     3468   126510 SH       Sole                    75345             51165
ALCON INC                      COM              H01301102     3851    27070 SH       Sole                     4570             22500
ANADARKO PETROLEUM CORP        COM              032511107      386     6120 SH       Sole                     6120
APPLE INC                      COM              037833100     7836    54603 SH       Sole                     9168             45435
AT + T                         COM              00206R102     1587    41423 SH       Sole                    24153             17270
AVON PRODUCTS INC              COM              054303102     6688   169140 SH       Sole                    27775            141365
BALLY TECHNOLOGIES INC         COM              05874B107     2486    72390 SH       Sole                    43135             29255
BARRICK GOLD CORP COM          COM              067901108     5977   137570 SH       Sole                    23390            114180
BAXTER INTERNATIONAL INC       COM              071813109     9275   160410 SH       Sole                    20585            139825
BE AEROSPACE INC               COM              073302101     4222   120790 SH       Sole                    75795             44995
BMC SOFTWARE INC               COM              055921100     8996   276630 SH       Sole                    73340            203290
BRISTOW GROUP INC.             COM              110394103     2284    42560 SH       Sole                    25335             17225
BRUKER BIOSCIENCES CORP        COM              116794108     3821   248285 SH       Sole                   147985            100300
BUCYRUS INTL INC A             COM              118759109     2860    28135 SH       Sole                     1880             26255
BURGER KING HOLDINGS INC       COM              121208201     8509   307635 SH       Sole                    63870            243765
CAMERON INTERNATIONAL CORPORAT COM              13342B105     8593   206365 SH       Sole                    13080            193285
CBIZ INC                       COM              124805102     2551   314205 SH       Sole                   186965            127240
CHATTEM INC                    COM              162456107     3875    58410 SH       Sole                    34815             23595
CHEMED CORP                    COM              16359r103     3230    76550 SH       Sole                    45440             31110
CHESAPEAKE ENERGY              COM              165167107     4456    96565 SH       Sole                     6435             90130
CHEVRONTEXACO CORP             COM              166764100     2358    27622 SH       Sole                    15707             11915
CHUBB CORP                     COM              171232101     1503    30369 SH       Sole                    16414             13955
COACH INC                      COM              189754104     4302   142680 SH       Sole                     9350            133330
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     8218   285060 SH       Sole                    38835            246225
CONOCOPHILLIPS                 COM              20825C104     1356    17795 SH       Sole                     9020              8775
CONSTELLATION ENERGY GROUP INC COM              210371100      912    10335 SH       Sole                     5260              5075
CORE LABORATORIES NV F         COM              N22717107     5139    43075 SH       Sole                    25670             17405
CROCS INC                      COM              227046109     1904   108960 SH       Sole                    64610             44350
CVS/CAREMARK CORPORATION       COM              126650100     9044   223260 SH       Sole                    42260            181000
DAWSON GEOPHYSICAL CO          COM              239359102     2430    36000 SH       Sole                    21440             14560
DEVON ENERGY CORP              COM              25179M103     1760    16865 SH       Sole                     8525              8340
DISNEY WALT CO                 COM              254687106    10172   324170 SH       Sole                    53435            270735
DOLLAR FINANCIAL CORP          COM              256664103     3421   148740 SH       Sole                    88275             60465
EQUINIX INC                    COM              29444u502     2557    38450 SH       Sole                    22845             15605
EXPRESS SCRIPTS INC            COM              302182100    13708   213120 SH       Sole                    35230            177890
EXXON MOBIL CORP               COM              30231G102     4036    47719 SH       Sole                    35809             11910
FLIR SYSTEMS INC               COM              302445101     5907   196325 SH       Sole                   116825             79500
FMC TECHNOLOGIES INC           COM              30249u101     5717   100495 SH       Sole                    59835             40660
FOREST LABS INC                COM              345838106     8155   203830 SH       Sole                    32270            171560
FPL GROUP INC                  COM              302571104     2202    35099 SH       Sole                    19119             15980
GAMESTOP CORP CL A             COM              36467w109     8331   161115 SH       Sole                    53330            107785
GARMIN                         COM              g37260109     2282    42245 SH       Sole                     2620             39625
GENZYME CORP COM GEN DIV       COM              372917104     8192   109900 SH       Sole                     7330            102570
GFI GROUP INC COM              COM              361652209     4001    69820 SH       Sole                    41675             28145
GILEAD SCIENCES INC            COM              375558103    12336   239395 SH       Sole                    41140            198255
GOODRICH CORP                  COM              382388106      201     3500 SH       Sole                     3000               500
GRAFTECH INTERNATIONAL LTD     COM              384313102     3117   192270 SH       Sole                   114390             77880
GUESS INC                      COM              401617105     7137   176345 SH       Sole                    73965            102380
HELMERICH & PAYNE INC          COM              423452101     2411    51445 SH       Sole                    30620             20825
HEWITT ASSOCIATES INC          COM              42822q100     1528    38410 SH       Sole                    22890             15520
HEWLETT PACKARD CO             COM              428236103    10556   231197 SH       Sole                    43402            187795
HOLOGIC INC                    COM              436440101     4549    81815 SH       Sole                    48620             33195
INTERNATIONAL BUSINESS MACHINE COM              459200101     9782    84958 SH       Sole                    13038             71920
INTUITIVE SURGICAL INC         COM              46120E602     4684    14440 SH       Sole                     8605              5835
J CREW GROUP INC               COM              46612H402     3707    83925 SH       Sole                    49965             33960
JACOBS ENGINEERING GROUP INC   COM              469814107     9367   127290 SH       Sole                    44510             82780
JOHNSON CONTROLS INC           COM              478366107      220     6505 SH       Sole                     6505
JPMORGAN CHASE & CO            COM              46625H100     9511   221436 SH       Sole                    40576            180860
KEY TECHNOLOGY                 COM              493143101      750    25180 SH       Sole                    14990             10190
KROGER CO                      COM              501044101     1761    69340 SH       Sole                    38785             30555
LABORATORY CORP OF AMERICA HOL COM              50540r409     2865    38880 SH       Sole                    23095             15785
LOCKHEED MARTIN CORP           COM              539830109     6328    63725 SH       Sole                    12145             51580
LULULEMON ATHLETICA INC-W/I    COM              550021109     1229    43245 SH       Sole                    25700             17545
MANITOWOC INC COM              COM              563571108     5084   124610 SH       Sole                    74165             50445
MASTERCARD INC                 COM              57636Q104    11929    53495 SH       Sole                     8890             44605
MCDERMOTT INTL INC             COM              580037109    11192   204150 SH       Sole                    32830            171320
MCDONALDS CORP                 COM              580135101     2236    40090 SH       Sole                    24120             15970
MEDTRONIC INC                  COM              585055106      383     7927 SH       Sole                     7927
MELLANOX TECHNOLOGIES LTD      COM              M51363113     2909   208800 SH       Sole                   123755             85045
MEMC ELECTRONIC MATERIALS INC  COM              552715104     6453    91015 SH       Sole                    13375             77640
METTLER-TOLEDO INTERNATIONAL I COM              592688105     2299    23670 SH       Sole                    14075              9595
MICROSOFT CORP                 COM              594918104    12394   436730 SH       Sole                    64845            371885
MIDDLEBY CORP                  COM              596278101     4119    66025 SH       Sole                    39450             26575
NATIONAL OIL WELL VARCO        COM              637071101    11947   204641 SH       Sole                    31336            173305
NETFLIX INC                    COM              64110L106     2313    66745 SH       Sole                    39760             26985
NEUTRAL TANDEM INC             COM              64128b108     3772   209420 SH       Sole                   124640             84780
NOKIA CORP - SPON ADR          COM              654902204     2167    68085 SH       Sole                    13840             54245
NORDSTROM INC                  COM              655664100     1370    42015 SH       Sole                    22040             19975
ORACLE CORP                    COM              68389X105     9419   481540 SH       Sole                    76500            405040
PEPSICO INC                    COM              713448108    13278   183902 SH       Sole                    25982            157920
PRECISION CASTPARTS CORP       COM              740189105     5456    53450 SH       Sole                     3615             49835
PRICELINE.COM INC              COM              741503403    10680    88370 SH       Sole                    29690             58680
PROLOGIS SHS BEN INT REIT      COM              743410102     1228    20856 SH       Sole                    11316              9540
RAYTHEON CO                    COM              755111507     2568    39740 SH       Sole                    22370             17370
ROGERS COMM INC CL B           COM              775109200     8068   224607 SH       Sole                    36913            187694
RONALD S. LAURA ENTERPRISES    COM              518585104        0    30500 SH       Sole                    30500
SHIRE PLC ADR                  COM              82481R106     1837    31690 SH       Sole                     6435             25255
SOLERA HLDGS INC               COM              83421a104     1586    65090 SH       Sole                    38755             26335
SPARTAN STORES                 COM              846822104     2605   124940 SH       Sole                    74430             50510
STATE STREET CORP              COM              857477103     6879    87070 SH       Sole                    18705             68365
THERMO FISHER SCIENTIFIC       COM              883556102    11919   209700 SH       Sole                    37570            172130
TJX COS INC                    COM              872540109     6436   194605 SH       Sole                    29860            164745
TRANSOCEAN INC                 COM              G90073100    10648    78760 SH       Sole                    12085             66675
TRIUMPH GROUP                  COM              896818101      215     3785 SH       Sole                                       3785
VCA ANTECH INC                 COM              918194101     3157   115435 SH       Sole                    68600             46835
VOCUS INC                      COM              92858j108     2324    88020 SH       Sole                    52425             35595
WAL-MART STORES INC            COM              931142103     7562   143550 SH       Sole                    22170            121380